General and administrative expenses (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
General And Administrative Expenses [Line Items]
Outsourcing costs	$ 191	$ 121	$ 121	$ 312	$ 245
Technology costs	206	163	128	369	260
Consulting, legal and audit fees	240	202	160	441	268
Real estate and logistics costs	190	130	134	320	252
Market data services	126	106	101	232	200
Marketing and communication	70	66	44	136	78
Travel and entertainment	72	54	51	126	101
Litigation, regulatory and similar matters	1,161	8	55	1,169	776
Other	2,329	2,137	1,649	4,466	3,245
of which: shared service costs charged by UBS Group AG or its subsidiaries	2,097	1,933	1,460	4,030	2,845
Total general and administrative expenses	$ 4,584	$ 2,985	$ 2,443	$ 7,570	$ 5,425